Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-based Compensation Arrangement by Share-based Payment Award
Summary of compensation expenses recognized for share-based awards

	For the Year Ended December 31,
	2023	2024	2025
Research and development expenses	1,552,421	1,257,921	782,917
Selling, general and administrative expenses	779,637	1,333,256	438,841
Cost of sales	46,631	39,728	35,996
Total	2,378,689	2,630,905	1,257,754

2019 and 2020 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award
Summary of stock option activities

			Weighted
		Weighted	Average	Aggregate
	Number of	Average	Remaining	Intrinsic
	Options	Exercise Price	Contractual Life	Value
		US$	In Years	US$
Outstanding as of December 31, 2022	74,336,244	0.10	5.56	750,796
Granted	—	—
Exercised	(10,519,982)	0.10
Forfeited	(3,508,800)	0.10
Outstanding as of December 31, 2023	60,307,462	0.10	4.41	1,122,594
Granted	—	—
Exercised	(8,109,300)	0.10
Forfeited	(2,078,800)	0.10
Outstanding as of December 31, 2024	50,119,362	0.10	4.81	596,170
Granted	—	—
Exercised	(6,705,196)	0.10
Forfeited	(355,800)	0.10
Outstanding as of December 31, 2025	43,058,366	0.10	4.01	360,183

Vested and expected to vest as of December 31, 2024	49,345,755	0.10	4.79	586,968
Exercisable as of December 31, 2024	41,387,162	0.10	4.51	492,300
Vested and expected to vest as of December 31, 2025	42,768,792	0.10	4.00	357,761
Exercisable as of December 31, 2025	39,274,166	0.10	3.88	328,528

Summary of RSU activity

		Weighted Average	Weighted Average
	Number of	Grant Date	Remaining
	Shares	Fair Value	Contractual Life
		US$	In Years
Unvested as of December 31, 2022	30,993,124	17.20	9.21
Granted	46,992,750	15.53
Vested	(12,646,762)	15.56
Forfeited	(3,584,600)	15.79
Unvested as of December 31, 2023	61,754,512	16.34	9.14
Granted	6,542,020	10.33
Vested	(13,934,292)	16.08
Forfeited	(11,285,050)	16.31
Unvested as of December 31, 2024	43,077,190	15.37	8.39
Granted	12,764,940	9.27
Vested	(13,255,380)	15.54
Forfeited	(4,843,730)	14.77
Unvested as of December 31, 2025	37,743,020	13.33	8.25

2021 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award
Summary of stock option activities

		Weighted	Weighted Average
	Number of	Average Exercise	Remaining
	Shares	Price	Contractual Life
		US$	In Years
December 31, 2022	108,557,400	14.63	8.19
Granted	—	—	—
December 31, 2023	108,557,400	14.63	7.19
Granted	—	—	—
December 31, 2024	108,557,400	14.63	6.19
Granted	—	—	—
December 31, 2025	108,557,400	14.63	5.19